SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is July 1, 2020.

For the MFS® Funds listed below:

MFS® COMMODITY STRATEGY FUND MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND MFS® GLOBAL ALTERNATIVE STRATEGY FUND MFS® GLOBAL EQUITY FUND MFS® GLOBAL GROWTH FUND	MFS® GLOBAL TOTAL RETURN FUND MFS® INCOME FUND (FORMERLY MFS® STRATEGIC INCOME FUND) MFS® INFLATION-ADJUSTED BOND FUND MFS® UTILITIES FUND
Effective July 1, 2020, MFS Strategic Income Fund changed its name to MFS Income Fund; therefore, all references to MFS Strategic Income Fund are hereby replaced with references to MFS Income Fund.

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